Transamerica US Growth

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Automobiles - 3.2%
Tesla, Inc. (A)	213,586	$ 86,416,896
Beverages - 0.6%
Monster Beverage Corp. (A)	339,389	16,531,638
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc. (A)	46,494	21,465,350
Broadline Retail - 5.8%
Amazon.com, Inc. (A)	655,150	155,716,052
Building Products - 0.7%
Builders FirstSource, Inc. (A)	109,484	18,314,484
Capital Markets - 2.7%
Ares Management Corp., Class A	140,896	27,928,405
KKR & Co., Inc.	144,290	24,106,531
S&P Global, Inc.	41,069	21,413,787
		73,448,723
Chemicals - 1.1%
Sherwin-Williams Co.	83,583	29,936,087
Communications Equipment - 1.1%
Arista Networks, Inc. (A)	256,693	29,578,734
Consumer Finance - 1.0%
American Express Co.	86,082	27,326,731
Electrical Equipment - 1.5%
Emerson Electric Co.	82,171	10,678,122
GE Vernova, Inc.	35,609	13,277,884
Vertiv Holdings Co., Class A	134,217	15,706,073
		39,662,079
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp., Class A	210,308	14,885,600
CDW Corp.	118,284	23,555,076
Coherent Corp. (A)	192,813	17,447,648
		55,888,324
Entertainment - 5.4%
Liberty Media Corp. - Liberty Formula One, Class C (A)	274,153	26,236,442
Live Nation Entertainment, Inc. (A)	215,086	31,118,642
Netflix, Inc. (A)	67,593	66,022,139
Spotify Technology SA (A)	38,304	21,011,659
		144,388,882
Financial Services - 3.0%
Mastercard, Inc., Class A	146,294	81,256,076
Ground Transportation - 1.1%
Uber Technologies, Inc. (A)	429,825	28,733,801
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (A)	245,144	25,092,940
Edwards Lifesciences Corp. (A)	221,633	16,057,311
		41,150,251
	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	42,082	$ 22,829,064
Health Care Technology - 1.2%
Veeva Systems, Inc., Class A (A)	136,592	31,861,450
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (A)	589,628	34,404,794
DoorDash, Inc., Class A (A)	122,068	23,050,100
DraftKings, Inc., Class A (A)	437,984	18,373,429
Viking Holdings Ltd. (A)	138,926	7,033,823
		82,862,146
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	43,671	7,338,038
Interactive Media & Services - 11.3%
Alphabet, Inc., Class A	676,704	138,061,150
Meta Platforms, Inc., Class A	218,956	150,900,096
Pinterest, Inc., Class A (A)	380,072	12,527,173
		301,488,419
IT Services - 1.9%
Gartner, Inc. (A)	53,169	28,861,728
Shopify, Inc., Class A (A)	197,357	23,051,298
		51,913,026
Machinery - 0.9%
Ingersoll Rand, Inc.	260,464	24,431,523
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	51,492	8,463,225
Personal Care Products - 0.7%
Estee Lauder Cos., Inc., Class A	216,803	18,087,874
Pharmaceuticals - 4.2%
Eli Lilly & Co.	101,427	82,265,411
Merck & Co., Inc.	308,537	30,489,626
		112,755,037
Semiconductors & Semiconductor Equipment - 15.6%
Broadcom, Inc.	556,075	123,042,715
KLA Corp.	50,813	37,512,189
Marvell Technology, Inc.	125,972	14,217,200
NVIDIA Corp.	1,729,408	207,650,019
QUALCOMM, Inc.	195,575	33,820,785
		416,242,908
Software - 15.8%
Adobe, Inc. (A)	39,548	17,300,273
AppLovin Corp., Class A (A)	41,113	15,194,954
Cadence Design Systems, Inc. (A)	91,528	27,240,563
HubSpot, Inc. (A)	21,651	16,877,604
Intuit, Inc.	57,657	34,681,262
Microsoft Corp.	420,918	174,706,225
Palo Alto Networks, Inc. (A)	120,286	22,183,144
PTC, Inc. (A)	108,240	20,942,275
Transamerica Funds

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce, Inc.	143,109	$ 48,900,345
ServiceNow, Inc. (A)	43,552	44,352,486
		422,379,131
Specialized REITs - 0.8%
Equinix, Inc.	24,498	22,382,843
Specialty Retail - 1.3%
O'Reilly Automotive, Inc. (A)	26,568	34,390,151
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	915,155	215,976,580
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	261,544	20,112,734
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd.	92,186	9,267,459
Total Common Stocks (Cost $1,352,853,024)		2,652,595,716

Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp.,
1.80% (B), dated 01/31/2025, to be
repurchased at $18,290,574 on 02/03/2025.
Collateralized by a U.S. Government
Obligation, 1.25%, due 11/30/2026, and
with a value of $18,653,631.
$ 18,287,831	$ 18,287,831
Total Repurchase Agreement (Cost $18,287,831)	18,287,831
Total Investments (Cost $1,371,140,855)	2,670,883,547
Net Other Assets (Liabilities) - 0.1%	3,523,851
Net Assets - 100.0%	$ 2,674,407,398
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,652,595,716	$—	$—	$2,652,595,716
Repurchase Agreement	—	18,287,831	—	18,287,831
Total Investments	$2,652,595,716	$18,287,831	$—	$2,670,883,547
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica US Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds